Property, plant and equipment - Tabular disclosure of plant property equipment activity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [line items]
Beginning Balance	€ 26,048
Ending Balance	26,294	€ 26,048
Office And IT Equipment [Member]
Property, plant and equipment [line items]
Beginning Balance	6,156
Ending Balance	6,052	6,156
Media Production Equipment [Member]
Property, plant and equipment [line items]
Beginning Balance	7,754
Ending Balance	6,359	7,754
Leasehold improvements [member]
Property, plant and equipment [line items]
Beginning Balance	4,982
Ending Balance	4,236	4,982
Machinery Equipment And Vehicles [Member]
Property, plant and equipment [line items]
Beginning Balance	7,049
Ending Balance	9,302	7,049
Projects In Progress [Member]
Property, plant and equipment [line items]
Beginning Balance	107
Ending Balance	345	107
Gross carrying amount [member]
Property, plant and equipment [line items]
Beginning Balance	110,265	98,592
Additions other than through business combinations, property, plant and equipment	10,370	11,753
Acquisitions through business combinations, property, plant and equipment	823	1,700
Disposals, property, plant and equipment	(5,468)	(2,644)
Transfer to assets held for sale	(5,411)
Increase (decrease) through net exchange differences, property, plant and equipment	838	864
Ending Balance	111,417	110,265
Gross carrying amount [member] | Office And IT Equipment [Member]
Property, plant and equipment [line items]
Beginning Balance	23,354	19,492
Additions other than through business combinations, property, plant and equipment	1,441	3,531
Acquisitions through business combinations, property, plant and equipment	526	247
Increase (decrease) through transfers, property, plant and equipment	186	134
Disposals, property, plant and equipment	(1,937)	(425)
Transfer to assets held for sale	(831)
Increase (decrease) through net exchange differences, property, plant and equipment	269	375
Ending Balance	23,008	23,354
Gross carrying amount [member] | Media Production Equipment [Member]
Property, plant and equipment [line items]
Beginning Balance	56,320	53,640
Additions other than through business combinations, property, plant and equipment	2,605	3,366
Disposals, property, plant and equipment	(2,483)	(954)
Transfer to assets held for sale	(1,024)
Increase (decrease) through net exchange differences, property, plant and equipment	142	268
Ending Balance	55,560	56,320
Gross carrying amount [member] | Leasehold improvements [member]
Property, plant and equipment [line items]
Beginning Balance	15,533	14,362
Additions other than through business combinations, property, plant and equipment	685	1,577
Acquisitions through business combinations, property, plant and equipment	8	261
Increase (decrease) through transfers, property, plant and equipment	276	24
Disposals, property, plant and equipment	(801)	(854)
Transfer to assets held for sale	(3,556)
Increase (decrease) through net exchange differences, property, plant and equipment	69	163
Ending Balance	12,214	15,533
Gross carrying amount [member] | Machinery Equipment And Vehicles [Member]
Property, plant and equipment [line items]
Beginning Balance	14,951	10,770
Additions other than through business combinations, property, plant and equipment	4,948	3,079
Acquisitions through business combinations, property, plant and equipment	289	1,192
Increase (decrease) through transfers, property, plant and equipment		243
Disposals, property, plant and equipment	(247)	(411)
Increase (decrease) through net exchange differences, property, plant and equipment	349	78
Ending Balance	20,290	14,951
Gross carrying amount [member] | Projects In Progress [Member]
Property, plant and equipment [line items]
Beginning Balance	107	328
Additions other than through business combinations, property, plant and equipment	691	200
Increase (decrease) through transfers, property, plant and equipment	(462)	(401)
Increase (decrease) through net exchange differences, property, plant and equipment	9	(20)
Ending Balance	345	107
Accumulated depreciation and amortisation [member]
Property, plant and equipment [line items]
Beginning Balance	84,217	74,782
Disposals, property, plant and equipment	(5,175)	(1,981)
Transfer to assets held for sale	(5,075)
Other	(346)
Increase (decrease) through net exchange differences, property, plant and equipment	267	680
Depreciation, property, plant and equipment	11,235	10,736
Ending Balance	85,123	84,217
Accumulated depreciation and amortisation [member] | Office And IT Equipment [Member]
Property, plant and equipment [line items]
Beginning Balance	17,198	14,385
Disposals, property, plant and equipment	(1,843)	(269)
Transfer to assets held for sale	(739)
Other	(848)
Increase (decrease) through net exchange differences, property, plant and equipment	103	323
Depreciation, property, plant and equipment	3,085	2,759
Ending Balance	16,956	17,198
Accumulated depreciation and amortisation [member] | Media Production Equipment [Member]
Property, plant and equipment [line items]
Beginning Balance	48,566	44,778
Disposals, property, plant and equipment	(2,448)	(893)
Transfer to assets held for sale	(971)
Other	31
Increase (decrease) through net exchange differences, property, plant and equipment	106	175
Depreciation, property, plant and equipment	3,917	4,506
Ending Balance	49,201	48,566
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Property, plant and equipment [line items]
Beginning Balance	10,551	9,512
Disposals, property, plant and equipment	(799)	(553)
Transfer to assets held for sale	(3,365)
Other	8
Increase (decrease) through net exchange differences, property, plant and equipment	10	118
Depreciation, property, plant and equipment	1,573	1,474
Ending Balance	7,978	10,551
Accumulated depreciation and amortisation [member] | Machinery Equipment And Vehicles [Member]
Property, plant and equipment [line items]
Beginning Balance	7,902	6,107
Disposals, property, plant and equipment	(85)	(266)
Other	463
Increase (decrease) through net exchange differences, property, plant and equipment	48	64
Depreciation, property, plant and equipment	2,660	1,997
Ending Balance	€ 10,988	€ 7,902